BASIS OF PRESENTATION - Additional Information (Details) $ in Millions	Nov. 30, 2021 USD ($) division	Mar. 31, 2022	Dec. 30, 2021 USD ($)
Business Combination Segment Allocation [Line Items]
Business combination, assets and liabilities Arising from contingencies, amount recognized, net	$ 1,300
Business combination, recognized identifiable assets acquired and liabilities assumed, goodwill and intangible assets	$ 500		$ 51
Raven Industries, Inc.
Business Combination Segment Allocation [Line Items]
Number of business divisions acquired | division	3
Sampierana S.p.A
Business Combination Segment Allocation [Line Items]
Percentage of capital stock acquired			90.00%
Lag period duration		1 month